Consolidated Balance Sheet (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
Current Assets
Cash	$ 87,921	$ 43,901	$ 206
Trade accounts receivable, less allowance for uncollectible accounts	2,268	3,135
Inventory	7,986	7,986
Due from Affiliate	59,740
Current Portion of Prepaid Expenses	13,000	62,200	54,200
Employee Receivable	4,349	4,349	1,396
Total Current Assets	175,264	121,571	55,802
Property & Equipment (Net of Accumulated Depreciation)	13,100	17,293
Goodwill	405,000	405,000
Intangible Assets (Net of Accumulated Amortization)	1,439	1,828
Long Term Assets
Non Current Portion of Prepaid Expenses		10,300	28,400
Non Current Portion of Deposits			1,059
Total Long Term Assets		10,300	29,459
TOTAL ASSETS	594,803	555,992	85,261
Current Liabilities
Accounts Payable	77,797	27,564	21,342
Notes Payable	214,243	159,911	156,566
Convertible notes payable, net of discount	206,494	42,430
Due to Affiliate/Others	8,000	8,000
Accrued Expenses	64,535	67,206	128,095
Total Current Liabilities	571,069	305,111	306,003
Long Term Liabilities
Notes Payable - Non Current	43,211	79,143
Total Long Term Liabilities	43,211	79,143
TOTAL LIABILITIES	614,280	384,254	306,003
STOCKHOLDERS' EQUITY
Common Stock	25,782	20,838	17,553
Preferred Stock
Series AA Preferred Stock	5	5
Additional Paid in Capital	2,505,826	1,619,330	537,415
Contributed Capital	274,162	274,162	15,104
Accumulated Deficit	(2,825,252)	(1,742,597)	(790,814)
Total Stockholders' Equity	(19,477)	171,738	(220,742)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 594,803	$ 555,992	$ 85,261